(Increase)/decrease in working capital (Tables)	12 Months Ended
Jun. 30, 2018
(Increase)/decrease in working capital
Schedule of the (Increase)/decrease in working capital

	2018	2017	2016
	Rm	Rm	Rm
(Increase)/decrease in inventories	(3 413)	(3 214)	1 125
(Increase)/decrease in trade receivables	(2 789)	(346)	2 849
Increase/(decrease) in trade payables	2 441	1 393	(2 274)

(Increase)/decrease in working capital	(3 761)	(2 167)	1 700